Share Capital (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Assumptions Used to Estimate Fair Value of Options Granted
The fair value of these options was determined using the Black-Scholes option pricing model, using the following weighted average assumptions:

	2013	2012
Risk-free interest rate	n/a	1.09%
Expected life	n/a	0.9 years
Expected volatility	n/a	39%
Expected dividends	n/a	$nil

Schedule of Stock Option Activity

A summary of stock option activity and information concerning outstanding and exercisable options at December 31, 2013 is as follows:

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price
			(Expressed in Canadian dollars)

Balances, December 31, 2011	24,610,831	23,449,062	$13.83
Increase in amount authorized	23,701,143	-	-
Options granted	(8,484,971)	8,484,971	13.34
Options exercised	-	(6,069,382)	7.15
Options cancelled	9,487,303	(9,487,303)	14.66
Options expired	201,136	(201,136)	14.50
Bonus shares	(291,625)	-	-
Shares issued under share purchase plan	(40,220)	-	-

Balances, December 31, 2012	49,183,597	16,176,212	$15.58
Increase in amount authorized	618,842	-	-
Options granted	-	-	-
Options exercised	-	(534,628)	2.96
Options cancelled	8,705,564	(8,705,564)	16.68
Options expired	1,026,688	(1,026,688)	9.07
Bonus shares	(13,750)	-	-
Shares issued under share purchase plan	(32,694)	-	-

Balances, December 31, 2013	59,488,247	5,909,332	$16.23

Schedule of Outstanding and Exercisable Options by Exercise Price Range

The following table summarizes information concerning outstanding and exercisable options at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (in years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
(Expressed in Canadian dollars)			(Expressed in Canadian dollars)		(Expressed in Canadian dollars)

$2.82 to $7.03	452,313	2.06	$3.38	452,313	$3.38
$7.04 to $8.20	978,681	3.53	8.05	546,676	8.08
$8.21 to $12.62	486,281	2.72	9.98	486,281	9.98
$12.63 to $17.70	1,454,977	2.81	14.64	1,353,162	14.49
$17.71 to $27.83	2,537,080	3.33	23.78	1,928,798	23.63

	5,909,332	3.09	$16.23	4,767,230	$15.94

Schedule of Stock-Based Compensation Expense

Stock-based compensation charged to operations was incurred by Turquoise Hill as follows:

	Year Ended December 31,
	2013	2012

Turquoise Hill Resources Ltd. (i)	$9,736	$68,961
SouthGobi Resources Ltd.	1,587	13,689

	$11,323	$82,650

(i)	During 2013, stock-based compensation of $4.6 million (2012 - $13.2 million) relating to the development of the Oyu Tolgoi mine was capitalized as property, plant and equipment.

Series D Warrants [Member]
Schedule of Assumptions Used to Estimate Fair Value of Warrants

As at May 22, 2012, the fair value of the Series D Warrants was determined using the Black-Scholes option-pricing model, using the following assumptions:

Exercise price	$10.33
Theoretical ex-rights share price	$8.62
Risk-free interest rate	0.46%
Expected life	3.0 years
Expected volatility	60%
Expected dividends	Nil

2014 Rights Offering [Member]
Schedule of Assumptions Used to Estimate Fair Value of Derivative Financial Liability Attributable to Rights Held by Rio Tinto

Accordingly, the fair value of the derivative financial liability attributable to rights held by Rio Tinto was estimated using a forward contract pricing model, using the following assumptions:

	December 31, 2013	December 3, 2013

Ex-rights share price	$3.30	$3.38
Risk-free rate of return	0.08%	0.08%
Spot Cdn$ exchange rate	0.94	0.94

2012 Rights Offering [Member]
Schedule of Assumptions Used to Estimate Fair Value of Derivative Financial Liability Attributable to Rights Held by Rio Tinto
Accordingly, the fair value of the derivative financial liability attributable to rights held by Rio Tinto was estimated using a forward contract pricing model, using the following assumptions:

	July 19, 2012	June 14, 2012
Ex-rights share price	$8.93	$9.52
Risk-free rate of return	n/a	0.17%
Spot Cdn$ exchange rate	1.02	0.98